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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seemore Advisors LLC
Address:  c/o Akin Gump Strauss Hauer & Feld LLP
          590 Madison Avenue
          New York, NY 10022

Form 13F File Number: 028-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hal Goldstein
Title:    Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein        New York, New York               May 16, 2005
-------------------      --------------------             -----------------
[Signature]              [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                           -----------
Form 13F Information Table Entry Total:                             26
                                                           -----------
Form 13F Information Table Value Total:                      $ 287,587
                                                           -----------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                  Seemore Advisors LLC
                                               Form 13F Information Table
                                            For Quarter Ended March 31, 2005

                                            MARKET                                                         VOTING AUTHORITY
                    TITLE OF                VALUE                   SH/   PUT/  INVESTMENT  OTHER
NAME OF ISSUER      CLASS        CUSIP      (X $1000)  SHARES       PRN   CALL  DISCRETION  MANAGERS  SOLE         SHARED    NONE
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
BKF CAP GROUP INC   COM          05548G102      4,513      112,800   SH          SOLE                     112,800
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
CELL THERAPEUTICS   COM          150934107      1,077      300,000   SH          SOLE                     300,000
INC
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
DENBURY RES INC     COM NEW      247916208      1,927       54,700   SH          SOLE                      54,700
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
DOR BIOPHARMA       COM          258094101        186      476,758   SH          SOLE                     476,758
INC
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
EMISPHERE           COM          291345106     11,928    3,250,000   SH          SOLE                   3,250,000
TECHNOLOGIES INC
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
ENCORE              COM          29255W100      1,697       41,100   SH          SOLE                      41,100
ACQUISITION CO
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
GEMSTAR-TV GUIDE    COM          36866W106        111       25,550   SH          SOLE                      25,550
INTL INC
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
IMCLONE SYS INC     COM          45245W109     21,355      619,000   SH          SOLE                     619,000
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
KEY ENERGY SVCS     COM          492914106        853       74,400   SH          SOLE                      74,400
INC
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
LIONS GATE ENTMT    COM NEW      535919203     51,493    4,660,000   SH          SOLE                   4,660,000
CORP
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
LONGVIEW FIBRE CO   COM          543213102     11,256      600,000   SH          SOLE                     600,000
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
M & F WORLDWIDE     COM          552541104     12,473      935,000   SH          SOLE                     935,000
CORP
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
MARVEL              COM          57383M108     78,897    3,944,866   SH          SOLE                   3,944,866
ENTERPRISES INC
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
MCI INC             COM          552691107      1,245       50,000   SH          SOLE                      50,000
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
NATIONSHEALTH       COM          63860C100     12,648    2,165,714   SH          SOLE                   2,165,714
INC
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
NATIONSHEALTH       UNIT         63860C209      1,229      153,667   SH          SOLE                     153,667
INC                 08/24/2007
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
NATIONSHEALTH       *W EXP       63860C118        269      180,667   SH          SOLE                     180,667
INC                 08/24/200
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
NEOSE               COM          640522108      3,746    1,451,837   SH          SOLE                   1,451,837
TECHNOLOGIES INC
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
NEXEN INC           COM          65334H102      3,603       65,600   SH          SOLE                      65,600
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
NOVADEL PHARMA      COM          66986X106      1,162      952,380   SH          SOLE                     952,380
INC
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
OMEGA PROTEIN       COM          68210P107      5,251      769,900   SH          SOLE                     769,900
CORP
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
REPSOL YPF S A      SPONSORED    76026T205      4,829      181,900   SH          SOLE                     181,900
                    ADR
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
ROWAN COS INC       COM          779382100        898       30,000   SH          SOLE                      30,000
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
T V AZTECA S A      SPONSORED    901145102     48,346    5,589,100   SH          SOLE                   5,589,100
DE C V              ADR
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
VIASAT INC          COM          92552V100      5,022      268,708   SH          SOLE                     268,708
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------
VINTAGE PETE INC    COM          927460105      1,573       50,000   SH          SOLE                      50,000
------------------- ------------ ---------- ---------- ------------ ----- ----- ----------- --------- ------------ --------- -------

REPORT
SUMMARY: 26 DATA RECORDS                     $287,587

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED